Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,270
Deferred Tax Assets Valuation Allowance	(873)
Total net deferred tax assets	397
Deferred tax liabilities	(2,591)	$ (232)
Total net deferred tax liabilities	(2,194)	(232)
Federal & state purchase accounting adjustment to goodwill	2,194
Total adjusted deferred tax liabilities		(232)
Net Loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	738
Net Right Use Of Assets And Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	126
Interest Accretion On Debt Conversion [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	363
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43
Property And Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(822)	$ (232)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,164)
Fair Value Adjustment On Biological Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (605)